Property and Equipment - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation			$ 2,752	$ 51	$ 6,887	$ 66	$ 176	$ 16
Purchase price of Morehead CEA facility	$ 125,000	$ 125,000
Buildings
Property, Plant and Equipment [Line Items]
Right-to-use assets under finance lease related to Morehead CEA facility							$ 56,748